FINANCIAL ASSETS - Disclosure of Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current
Marketable securities	$ 979	$ 1,262
Restricted cash	1,157	224
Derivative contracts	240	179
Loans and notes receivable	171	211
Other financial assets	124	138
Total current	2,671	2,014
Non-current
Marketable securities	2,902	3,601
Restricted cash	262	297
Derivative contracts	371	123
Loans and notes receivable	5,329	936
Other financial assets	1,648	1,579
Total non-current	$ 10,512	$ 6,536